SECURITIES BORROWED, LOANED AND SUBJECT TO REPURCHASE AGREEMENTS	12 Months Ended
Dec. 31, 2021
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
SECURITIES BORROWED, LOANED AND SUBJECT TO REPURCHASE AGREEMENTS	SECURITIES BORROWED, LOANED AND SUBJECT TO REPURCHASE AGREEMENTS
Securities borrowed and purchased under agreements to resell, at their respective carrying values, consisted of the following:

	December 31,
In millions of dollars	2021	2020
Securities purchased under agreements to resell	$236,252	$204,655
Deposits paid for securities borrowed	91,042	90,067
Total, net(1)	$327,294	$294,722
Allowance for credit losses on securities purchased and borrowed(2)	(6)	(10)
Total, net of allowance	$327,288	$294,712
Securities loaned and sold under agreements to repurchase, at their respective carrying values, consisted of the following:

	December 31,
In millions of dollars	2021	2020
Securities sold under agreements to repurchase	$174,255	$181,194
Deposits received for securities loaned	17,030	18,331
Total, net(1)	$191,285	$199,525

(1)     The above tables do not include securities-for-securities lending transactions of $3.6 billion and $6.8 billion at December 31, 2021 and 2020, respectively, where the Company acts as lender and receives securities that can be sold or pledged as collateral. In these transactions, the Company recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Brokerage payables.
(2)    See Note 15 for further information.

The resale and repurchase agreements represent collateralized financing transactions. Citi executes these transactions primarily through its broker-dealer subsidiaries to facilitate customer matched-book activity and to efficiently fund a portion of Citi’s trading inventory. Transactions executed by Citi’s bank subsidiaries primarily facilitate customer financing activity.
To maintain reliable funding under a wide range of market conditions, including under periods of stress, Citi manages these activities by taking into consideration the quality of the underlying collateral and stipulating financing tenor. Citi manages the risks in its collateralized financing transactions by conducting daily stress tests to account for changes in capacity, tenors, haircut, collateral profile and client actions. In addition, Citi maintains counterparty diversification by establishing concentration triggers and assessing counterparty reliability and stability under stress.
It is the Company’s policy to take possession of the underlying collateral, monitor its market value relative to the amounts due under the agreements and, when necessary, require prompt transfer of additional collateral in order to maintain contractual margin protection. For resale and repurchase agreements, when necessary, the Company posts additional collateral in order to maintain contractual margin protection.
Collateral typically consists of government and government-agency securities, corporate and municipal bonds, equities and mortgage- and other asset-backed securities.
The resale and repurchase agreements are generally documented under industry standard agreements that allow the prompt close-out of all transactions (including the liquidation of securities held) and the offsetting of obligations to return cash or securities by the non-defaulting party, following a payment default or other type of default under the relevant master agreement. Events of default generally include (i) failure to deliver cash or securities as required under the transaction, (ii) failure to provide or return cash or securities as used for margining purposes, (iii) breach of representation, (iv) cross-default to another transaction entered into among the parties, or, in some cases, their affiliates and (v) a repudiation of obligations under the agreement. The counterparty that receives the securities in these transactions is generally unrestricted in its use of the securities, with the exception of transactions executed on a tri-party basis, where the collateral is maintained by a custodian and operational limitations may restrict its use of the securities.
A substantial portion of the resale and repurchase agreements is recorded at fair value, as described in Notes 24 and 25. The remaining portion is carried at the amount of cash initially advanced or received, plus accrued interest, as specified in the respective agreements.
The securities borrowing and lending agreements also represent collateralized financing transactions similar to the resale and repurchase agreements. Collateral typically consists of government and government-agency securities and corporate debt and equity securities.
Similar to the resale and repurchase agreements, securities borrowing and lending agreements are generally documented under industry standard agreements that allow the prompt close-out of all transactions (including the liquidation of securities held) and the offsetting of obligations to return cash or securities by the non-defaulting party, following a payment default or other default by the other party under the relevant master agreement. Events of default and rights to use securities under the securities borrowing and lending agreements are similar to the resale and repurchase agreements referenced above.
A substantial portion of securities borrowing and lending agreements is recorded at the amount of cash advanced or received. The remaining portion is recorded at fair value as the Company elected the fair value option for certain securities borrowed and loaned portfolios, as described in Note 25. With respect to securities loaned, the Company receives cash collateral in an amount generally in excess of the market value of the securities loaned. The Company monitors the market value of securities borrowed and securities loaned on a daily basis and obtains or posts additional collateral in order to maintain contractual margin protection.
The enforceability of offsetting rights incorporated in the master netting agreements for resale and repurchase agreements, and securities borrowing and lending agreements, is evidenced to the extent that (i) a supportive legal opinion has been obtained from counsel of recognized standing that provides the requisite level of certainty regarding the enforceability of these agreements and (ii) the exercise of rights by the non-defaulting party to terminate and close out transactions on a net basis under these agreements will not be stayed or avoided under applicable law upon an event of default including bankruptcy, insolvency or similar proceeding.
A legal opinion may not have been sought or obtained for certain jurisdictions where local law is silent or sufficiently ambiguous to determine the enforceability of offsetting rights or where adverse case law or conflicting regulation may cast doubt on the enforceability of such rights. In some jurisdictions and for some counterparty types, the insolvency law for a particular counterparty type may be nonexistent or unclear as overlapping regimes may exist. For example, this may be the case for certain sovereigns, municipalities, central banks and U.S. pension plans.
The following tables present the gross and net resale and repurchase agreements and securities borrowing and lending agreements and the related offsetting amounts permitted under ASC 210-20-45. The tables also include amounts related to financial instruments that are not permitted to be offset under ASC 210-20-45, but would be eligible for offsetting to the extent that an event of default has occurred and a legal opinion supporting enforceability of the offsetting rights has been obtained. Remaining exposures continue to be secured by financial collateral, but the Company may not have sought or been able to obtain a legal opinion evidencing enforceability of the offsetting right.

	As of December 31, 2021
In millions of dollars	Gross amounts of recognized assets	Gross amounts offset on the Consolidated Balance Sheet(1)	Net amounts of assets included on the Consolidated Balance Sheet	Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default(2)	Net amounts(3)
Securities purchased under agreements to resell	$367,594	$131,342	$236,252	$205,349	$30,903
Deposits paid for securities borrowed	107,041	15,999	91,042	17,326	73,716
Total	$474,635	$147,341	$327,294	$222,675	$104,619

In millions of dollars	Gross amounts of recognized liabilities	Gross amounts offset on the Consolidated Balance Sheet(1)	Net amounts of liabilities included on the Consolidated Balance Sheet	Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default(2)	Net amounts(3)
Securities sold under agreements to repurchase	$305,597	$131,342	$174,255	$85,184	$89,071
Deposits received for securities loaned	33,029	15,999	17,030	2,868	14,162
Total	$338,626	$147,341	$191,285	$88,052	$103,233

	As of December 31, 2020
In millions of dollars	Gross amounts of recognized assets	Gross amounts offset on the Consolidated Balance Sheet(1)	Net amounts of assets included on the Consolidated Balance Sheet	Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default(2)	Net amounts(3)
Securities purchased under agreements to resell	$362,025	$157,370	$204,655	$159,232	$45,423
Deposits paid for securities borrowed	96,425	6,358	90,067	13,474	76,593
Total	$458,450	$163,728	$294,722	$172,706	$122,016

In millions of dollars	Gross amounts of recognized liabilities	Gross amounts offset on the Consolidated Balance Sheet(1)	Net amounts of liabilities included on the Consolidated Balance Sheet	Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default(2)	Net amounts(3)
Securities sold under agreements to repurchase	$338,564	$157,370	$181,194	$95,563	$85,631
Deposits received for securities loaned	24,689	6,358	18,331	7,982	10,349
Total	$363,253	$163,728	$199,525	$103,545	$95,980

(1)Includes financial instruments subject to enforceable master netting agreements that are permitted to be offset under ASC 210-20-45.
(2)Includes financial instruments subject to enforceable master netting agreements that are not permitted to be offset under ASC 210-20-45, but would be eligible for offsetting to the extent that an event of default has occurred and a legal opinion supporting enforceability of the offsetting right has been obtained.
(3)Remaining exposures continue to be secured by financial collateral, but the Company may not have sought or been able to obtain a legal opinion evidencing enforceability of the offsetting right.

The following tables present the gross amounts of liabilities associated with repurchase agreements and securities lending agreements by remaining contractual maturity:

	As of December 31, 2021
In millions of dollars	Open and overnight	Up to 30 days	31–90 days	Greater than 90 days	Total
Securities sold under agreements to repurchase	$127,679	$93,257	$32,908	$51,753	$305,597
Deposits received for securities loaned	23,387	6	1,392	8,244	33,029
Total	$151,066	$93,263	$34,300	$59,997	$338,626

	As of December 31, 2020
In millions of dollars	Open and overnight	Up to 30 days	31–90 days	Greater than 90 days	Total
Securities sold under agreements to repurchase	$160,754	$98,226	$41,679	$37,905	$338,564
Deposits received for securities loaned	17,038	3	2,770	4,878	24,689
Total	$177,792	$98,229	$44,449	$42,783	$363,253

The following tables present the gross amounts of liabilities associated with repurchase agreements and securities lending agreements by class of underlying collateral:

	As of December 31, 2021
In millions of dollars	Repurchase agreements	Securities lending agreements	Total
U.S. Treasury and federal agency securities	$85,861	$90	$85,951
State and municipal securities	1,053	—	1,053
Foreign government securities	133,352	212	133,564
Corporate bonds	20,398	152	20,550
Equity securities	25,653	32,517	58,170
Mortgage-backed securities	33,573	—	33,573
Asset-backed securities	1,681	—	1,681
Other	4,026	58	4,084
Total	$305,597	$33,029	$338,626

	As of December 31, 2020
In millions of dollars	Repurchase agreements	Securities lending agreements	Total
U.S. Treasury and federal agency securities	$112,437	$—	$112,437
State and municipal securities	664	2	666
Foreign government securities	130,017	194	130,211
Corporate bonds	20,149	78	20,227
Equity securities	21,497	24,149	45,646
Mortgage-backed securities	45,566	—	45,566
Asset-backed securities	3,307	—	3,307
Other	4,927	266	5,193
Total	$338,564	$24,689	$363,253